EQUITY COMPENSATION PLANS (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2013
EQUITY COMPENSATION PLANS
Retirement eligible grant recipients, minimum age	55 years
Grants to retirement eligible recipients, expense period	6 months
Common shares available for grant (in shares)	17,999,689	20,269,664	5,316,532
Shares approved for issuance under the plan (in shares)				17,000,000
Value of awards granted, portion from stock options under current program (as a percent)	50.00%
Value of awards granted, portion from PBRSUs under current program (as a percent)	50.00%
Total compensation expense related to all share-based compensation plans	$ 71	$ 70	$ 66
Total compensation expense, net of tax benefit	49	48	45
Weighted-average period over which unrecognized compensation costs on nonvested awards expected to be recognized	2 years 1 month 6 days
Total measured but unrecognized compensation expense related to non-vested share-based compensation arrangements granted under all of the company's plans	$ 128